FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair value, by balance sheet grouping
The following table includes the estimated fair value and carrying value of those assets and liabilities.

(in thousands of $)		June 30,		December 31,
		2026		2025
	Fair value hierarchy level	Carrying value of asset (liability)	Fair value asset (liability)	Carrying value of asset (liability)	Fair value asset (liability)
Cash, cash equivalents	Level 1	397,382	397,382	447,632	447,632
Restricted cash	Level 1	—	—	65	65
Derivative instruments receivable	Level 2	22,343	22,343	18,054	18,054
Derivative instruments payable	Level 2	—	—	(604)	(604)
Cash settled share option awards	Level 2	(341)	(341)	(163)	(163)
Floating rate long-term debt	Level 2	(1,667,343)	(1,677,793)	(1,718,136)	(1,729,465)
Fixed rate long-term debt	Level 2	(126,327)	(116,417)	(130,071)	(117,827)